Financial instruments (Summary of amount denominated in foreign currency) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents [note 8]	$ 3,445,649	$ 12,202,513	$ 18,104,899
Accounts receivable [note 9]	18,624,631	17,639,616
Accounts payable and accrued liabilities	(10,115,870)	(10,069,177)
Total	1,650,709	14,006,785
Currency risk
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents [note 8]	2,871,062	1,714,670
Accounts receivable [note 9]	13,537,912	14,465,011
Accounts payable and accrued liabilities	(1,713,717)	(1,023,999)
Total	$ 14,695,257	15,155,682
Reasonably possible change in valuation (as a percent)	10.00%
Amount of impact on pre-tax gain or loss	$ 1,470,000	$ 1,516,000